The Glenmede Fund, Inc.

c/o State Street Bank and Trust Company

100 Huntington Avenue

CPH-0326

Boston, MA 02116

December 30, 2014

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884 and 811-05577

Ladies and Gentlemen:

Transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(1), contains the Prospectus for the International Portfolio, a series of The Glenmede Fund, Inc., and the Statement of Additional Information for The Glenmede Fund, Inc.

The purpose of the filing is to provide updated disclosure related to a sub-adviser and investment strategy change for the International Portfolio.

Please contact the undersigned at (617) 662-1741 in connection with any questions or comments regarding this filing.

Very truly yours,

/s/ Bernard Brick
Bernard Brick
Assistant Secretary

Enclosures